497(c)
                                                      1940 Act File No. 811-9925

P R O S P E C T U S                                                JUNE 14, 2000

                            (GOLDEN GATE FUND LOGO)
              A MUTUAL FUND INVESTING IN GREAT BAY AREA COMPANIES

   Golden Gate Fund is a no load mutual fund seeking long-term capital appreciation by investing in common stocks of United States companies headquartered in the greater San Francisco Bay Area.

   Please read this Prospectus and keep it for future reference. It contains important information, including information on how Golden Gate Fund invests and the services it offers to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Golden Gate Fund, Inc.
100 Larkspur Landing Circle, Suite 102
Larkspur, California 94939
Toll Free: (877) 785-5443
Local:  (415) 925-4010
www.goldengatefund.com

                               TABLE OF CONTENTS

Questions Every Investor Should Ask Before
  Investing in Golden Gate Fund                                              1
Fees and Expenses                                                            3
Investment Objective and Strategies                                          3
Management of the Fund                                                       4
Distribution Plan                                                            4
The Fund's Share Price                                                       4
Purchasing Shares                                                            5
Redeeming Shares                                                             7
Dividends, Distributions and Taxes                                          10
Share Purchase Application                                                  11

                   QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
                         INVESTING IN GOLDEN GATE FUND

1. WHAT ARE THE FUND'S GOALS?

   Golden Gate Fund seeks long-term capital appreciation.

2. WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Fund invests in common stocks of United States companies headquartered in the greater San Francisco Bay Area. The greater San Francisco Bay Area includes the following counties:

            Alameda                 San Francisco           Santa Cruz
            Contra Costa            San Mateo               Solano
            Marin                   Santa Clara             Sonoma
            Napa

   The Fund follows no single investment selection criteria. The Fund invests in companies of all sizes and in any industry. At any time the Fund may hold both "growth" stocks and "value" stocks. The Fund's investment adviser generally will invest more of the Fund's assets in large and mid-cap companies (i.e., greater than $2.0 billion) than in smaller companies. The Fund invests in stocks the Fund's investment adviser believes will appreciate significantly over a one to two year period. The Fund's investment adviser bases investment decisions on company specific factors, not general economic conditions.

   The companies in which the Fund invests have some or all of the following characteristics:

   o  Market leadership in industries with significant barriers to entry

   o Attractive valuation in relation to current and expected changes in revenue growth

   o Consistent earnings growth combined with a relatively low price/earnings ratio

   o Sufficient operating cash flow after capital investment relative to enterprise value

   o  Strong brand recognition relative to peers

   o  High level of capital utilization or return on invested capital

   o  Healthy and consistent operating margins

   o  Low volatility in revenues, cash flow and earnings

   o  Strong management and corporate culture

   o  Low dependence on external financing

   o  Commitment to research and development

   The Fund will sell companies if they no longer meet its investment criteria, or if better investment opportunities are available. From time to time companies held by the Fund may cease to be headquartered in the greater San Francisco Bay Area. The Fund will sell such companies within a year after the event resulting in the change of principal office.

3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUND?

   Investors in the Fund may lose money. There are risks associated with the types of securities in which the Fund invests. These risks include:

   o  MANAGER RISK:

      Fund management affects Fund performance. The Fund may lose money if the Fund managers' investment strategy does not achieve the Fund's objective or the managers do not implement the strategy properly.

   o  MARKET RISK:

      Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

   o  REGIONAL CONCENTRATION RISK:

      The Fund's policy of concentrating its common stock investments in a geographic region means that it may be subject to adverse economic, political or other developments in the region. Many companies in the greater San Francisco Bay Area are technology companies. Technology companies may be subject to greater business risks and more sensitive to changes in economic conditions than companies in other industries.
      Company earnings in the technology sector may fluctuate more than those of other companies because of short product cycles (technological obsolescence) and competitive pricing. Investors' enthusiasm for technology stocks can also change dramatically with the result that their stock prices may fluctuate sharply.

   o  RISK RELATED TO GROWTH STOCKS:

      Growth stocks tend to be more volatile than slower-growing value stocks because they usually reinvest a high proportion of their earnings in their own businesses and they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the Fund.

4. HOW HAS THE FUND PERFORMED?

   The Fund is newly organized and therefore has no performance history. The Fund's performance will vary from year to year.

                               FEES AND EXPENSES

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases
     (as a Percentage of Offering Price)                   No Sales Charge
   Maximum Deferred Sales Charge (Load)               No Deferred Sales Charge
   Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Distributions                No Sales Charge
   Redemption Fee                                             None*<F1>
   Exchange Fee                                                 None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees                                              1.00%
   Distribution and/or Service (12b-1) Fees                     0.25%
   Other Expenses                                               0.70%
   Total Annual Fund Operating Expenses                         1.95%

*<F1>  Our transfer agent charges a fee of $12.00 for each wire redemption.

EXAMPLE

  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                           1 YEAR                 3 YEARS
                            $198                    $612

                      INVESTMENT OBJECTIVE AND STRATEGIES

  As discussed above, the Fund seeks long-term capital appreciation by investing in common stocks of United States companies headquartered in the greater San Francisco Bay Area. Although we have no intention of doing so, the Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Fund might not appreciate and investors could lose money.

  The Fund may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The Fund will not be able to achieve its investment objective of long-term capital appreciation to the extent that it invests in money market instruments since these securities do not appreciate in value. When the Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

  Our portfolio managers are patient investors. The Fund does not attempt to achieve its investment objective by active and frequent trading of common stocks.

                             MANAGEMENT OF THE FUND

  Collins & Company, LLC (the "Adviser") manages the Fund's investments.

  The Adviser's address is:   100 Larkspur Landing Circle, Suite 102
                              Larkspur, California  94939
                              Telephone:  (415) 925-4000

  The Adviser has been in business since 1962. The Adviser's principal activities include equity and fixed income portfolio management, as well as brokerage and investment research. The Adviser has over $500 million in assets under management. As the investment adviser to the Fund, the Adviser manages the investment portfolio for the Fund. It makes the decisions as to which securities to buy and which securities to sell. The Fund pays the Adviser an annual investment advisory fee equal to 1.00% of its average net assets.

  Bruce J. Raabe and Brian L. Eisenbarth are responsible for the day-to-day management of the Fund's portfolio. They are our portfolio managers. Both Messrs. Raabe and Eisenbarth are Chartered Financial Analysts. Mr. Raabe joined the Adviser in 1992 as an Account Executive (1992-94) and a Municipal Securities Principal (1992-present). Since then, Mr. Raabe has served as a Portfolio Manager (1993-94), General Securities Principal (1993-94) and Senior Portfolio Manager (1994-99). Mr. Eisenbarth joined the Adviser in 1993 as a portfolio manager. Their current positions with the Adviser are:

            Bruce J. Raabe, CFA           Member and Chief Investment Officer
            Brian L. Eisenbarth, CFA      Portfolio Manager

  Mr. Raabe is primarily responsible for the Adviser's day-to-day operations, and, in addition to the above positions, currently serves as Compliance Official (1997-present), Branch Office Manager (1996-present), Options Principal (1994-present), Municipal Securities Principal and NYSE Supervisory Analyst (1995-present) for the Adviser.

                               DISTRIBUTION PLAN

  The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan the Fund may pay distribution and service fees for the sale of its shares and for services provided to its shareholders at an annual rate of up to 0.25% of the Fund's average net assets. Since these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investments and may cost you more than paying other types of sales charges.

                             THE FUND'S SHARE PRICE

  The price at which investors purchase shares of the Fund and at which shareholders redeem shares of the Fund is called its net asset value. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. It values most money market instruments it holds at their amortized cost. The Fund will process purchase orders that it receives and redemption orders that it receives prior to the close of regular trading on a day in which the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase orders that it receives and accepts and redemption orders that it receives AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open.

                               PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUND

  1. Read this Prospectus carefully

  2. Determine how much you want to invest keeping in mind the following minimums:

     A. NEW ACCOUNTS

     o  All Accounts (except Education IRA)                       $2,000

     o  Education IRA                                             $  500

     B. EXISTING ACCOUNTS

     o  Dividend reinvestment                                 No Minimum

     o  Automatic Investment Plan                                 $   50

     o  All other accounts                                        $  100

  3. Complete the Purchase Application included in this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The Fund has additional Purchase Applications and remittance forms if you need them.) If you have any questions, please call Firstar Mutual Fund Services, LLC, the Fund's transfer agent, at 1-877-785-5443.

  4. Make your check payable to "Golden Gate Fund, Inc." All checks must be drawn on U.S. banks. The Fund will not accept cash or third party checks. FIRSTAR MUTUAL FUND SERVICES, LLC WILL CHARGE A $25 FEE AGAINST A SHAREHOLDER'S ACCOUNT FOR ANY PAYMENT CHECK RETURNED FOR INSUFFICIENT FUNDS. THE SHAREHOLDER WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUND AS A RESULT.

  5. Send the application and check to:

     BY FIRST CLASS MAIL
         Golden Gate Fund, Inc.
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL
         Golden Gate Fund, Inc.
         c/o Firstar Mutual Fund Services, LLC
         615 East Michigan Street, 3rd Floor
         Milwaukee, WI  53202-5207

     PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

  6. If you wish to open an account by wire, please call Firstar Mutual Fund Services, LLC at 1-877-785-5443 prior to wiring funds in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. You should wire funds to:

         Firstar Bank, N.A.
         777 East Wisconsin Avenue
         Milwaukee, WI  53202
         ABA #075000022

         Credit:
         Firstar Mutual Fund Services, LLC
         Account #112-952-137

         Further Credit:
         Golden Gate Fund, Inc.
         (shareholder registration)
         (shareholder account number)

  You should then send a properly signed Purchase Application marked "FOLLOW-UP" to either of the addresses listed above. PLEASE REMEMBER THAT FIRSTAR BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND FIRSTAR BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

PURCHASING SHARES FROM BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHERS

  Some broker-dealers may sell shares of the Fund. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. Some broker-dealers may purchase and redeem shares on a three-day settlement basis.

  The Fund may enter into agreements with broker-dealers, financial institutions or other service providers (collectively, "Servicing Agents" and each a "Servicing Agent") that may include the Fund as an investment alternative in the programs they offer or administer. Servicing Agents may:

  o Become shareholders of record of the Fund. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agents. This also means that purchases made through Servicing Agents are not subject to the Fund's minimum purchase requirement.

  o Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Fund.

  o Charge fees to their customers for the services they provide them. Also, the Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

  o Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

  o Be authorized to accept purchase orders on the Fund's behalf. This means that the Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

  If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Fund through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Fund within the period specified in its agreement with the Fund, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES OF THE FUND

  The Fund may reject any Purchase Application for any reason. The Fund will not accept purchase orders made by telephone, unless they are from a Servicing Agent which has an agreement with the Fund.

  The Fund will not issue certificates evidencing shares. The Fund will send investors a written confirmation for all purchases of shares.

  The Fund offers an automatic investment plan allowing shareholders to make purchases on a regular and convenient basis. The Fund also offers the following retirement plans:

  o  Traditional IRA

  o  Roth IRA

  o  Education IRA

  o  SEP-IRA

  o  Simple IRA

  Investors can obtain further information about the automatic investment plan and the retirement plans by calling the Fund's transfer agent at 1-877-785-5443. The Fund recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

                                REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

  1. Prepare a letter of instruction containing:

      o account number(s)

      o the amount of money or number of shares being redeemed

      o the name(s) on the account

      o daytime phone number

      o additional information that the Fund may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the Fund's transfer agent, in advance, at 1-877-785-5443 if you have any questions.

  2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

  3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

      o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

      o The redemption proceeds are to be sent to an address other than the address of record

     A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

  4. Send the letter of instruction to:

     BY FIRST CLASS MAIL
         Golden Gate Fund, Inc.
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI  53201-0701

     BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL
         Golden Gate Fund, Inc.
         c/o Firstar Mutual Fund Services, LLC
         615 East Michigan Street, 3rd Floor
         Milwaukee, WI  53202-5207

     PLEASE DO NOT MAIL LETTERS BY OVERNIGHT DELIVERY SERVICE OR REGISTERED MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES BY TELEPHONE

  1. Instruct Firstar Mutual Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the Purchase Application. If you have already opened an account, you may write to Firstar Mutual Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in retirement plans cannot be redeemed by telephone.

  2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

  3. Call Firstar Mutual Fund Services, LLC at 1-877-785-5443 or 1-414-765-4124. PLEASE DO NOT CALL THE FUND OR THE ADVISER.

  4. Telephone redemptions must be in amounts of $1,000 or more.

HOW TO REDEEM (SELL) SHARES THROUGH SERVICING AGENTS

  If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

  The redemption price per share you receive for redemption requests is the next determined net asset value after:

  o Firstar Mutual Fund Services, LLC receives your written request in proper form with all required information.

  o Firstar Mutual Fund Services, LLC receives your authorized telephone request with all required information.

  o A Servicing Agent that has been authorized to accept redemption requests on behalf of the Fund receives your request in accordance with its procedures.

PAYMENT OF REDEMPTION PROCEEDS

  o For those shareholders who redeem shares by mail, Firstar Mutual Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.

  o For those shareholders who redeem by telephone, Firstar Mutual Fund Services, LLC will either mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas Firstar Mutual Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the Fund may direct Firstar Mutual Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

  o For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER REDEMPTION CONSIDERATIONS

  When redeeming shares of the Fund, shareholders should consider the following:

  o  The redemption may result in a taxable gain.

  o Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

  o The Fund may delay the payment of redemption proceeds for up to seven days in all cases.

  o If you purchased shares by check, the Fund may delay the payment of redemption proceeds until it is reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

  o Firstar Mutual Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

  o The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund and Firstar Mutual Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. The Fund and Firstar Mutual Fund Services, LLC will not be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact Firstar Mutual Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

  o Firstar Mutual Fund Services, LLC currently charges a fee of $12 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

  o If your account balance falls below $1,000 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Fund may close your account and mail the redemption proceeds to you.

  o The Fund may pay redemption requests "in kind." This means that the Fund may pay redemption requests entirely or partially with securities rather than cash.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

  The Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have four distribution options:

  o ALL REINVESTMENT OPTION - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION - Dividends will be paid in cash and capital gains distributions will be reinvested in additional Fund shares.

  o PARTIAL REINVESTMENT OPTION - Dividends will be reinvested in additional Fund shares and capital gains distributions will be paid in cash.

  o ALL CASH OPTION - Both dividend and capital gains distributions will be paid in cash.

You may make this election on the Purchase Application. You may change your election by writing to Firstar Mutual Fund Services, LLC or by calling Firstar Mutual Fund Services, LLC at 1-877-785-5443.

  The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund expects that its distributions generally will consist primarily of long-term capital gains.

  To learn more about Golden Gate Fund, you may want to read Golden Gate Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. Golden Gate Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

  The SAI is available to shareholders and prospective investors without charge, simply by calling Firstar Mutual Fund Services, LLC at 1-877-785-5443.

  Prospective investors and shareholders who have questions about Golden Gate Fund may also call the following number or write to the following address:

                   Golden Gate Fund
                   100 Larkspur Landing Circle, Suite 102
                   Larkspur, California  94939
                   1-877-785-5443

  The general public can review and copy information about Golden Gate Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call (202) 942-8090 for information on the operations of the Public Reference Room.) Reports and other information about Golden Gate Fund are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:

                      Public Reference Section
                      Securities and Exchange Commission
                      Washington, D.C. 20549-6009

  Please refer to Golden Gate Fund's Investment Company Act File No. 811-9925 when seeking information about the Fund from the Securities and Exchange Commission.

                             (GOLDEN GATE FUND LOGO)
               A MUTUAL FUND INVESTING IN GREAT BAY AREA COMPANIES